Basic and Diluted Income Per Common Share - Basic Income (Loss) Per Common Share to Diluted Income (Loss) Per Common Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
(Loss) income from continuing operations	$ (16.8)	$ 194.4
(Loss) income attributable to noncontrolling interest and redeemable noncontrolling interest	2.4	(21.3)
(Loss) income from continuing operations attributable to the Company	(14.4)	173.1
Less: Preferred dividends, deemed dividends, and repurchase gains	0.0	6.4
(Loss) income from continuing operations attributable to HC2 common stockholders	(14.4)	166.7
Loss from discontinued operations	(19.3)	(14.5)
Loss attributable to noncontrolling interest and redeemable noncontrolling interest	2.2	3.4
Loss from discontinued operations, net of tax and noncontrolling interest	(17.1)	(11.1)
Net (loss) income attributable to common stock and participating preferred stockholders	$ (31.5)	$ 155.6
Participating shares at end of period:
Weighted-average Common stock outstanding (in shares)	44.8	44.3
Unvested restricted stock (in shares)	0.0	0.4
Preferred stock (as-converted basis) (in shares)	0.0	4.9
Total (in shares)	44.8	49.6
Percentage of loss allocated to:
Common stock	100.00%	89.30%
Unvested restricted stock	0.00%	0.80%
Preferred stock	0.00%	9.90%
Numerator for earnings per share, diluted
Net (loss) income from continuing operations attributable to common stock, basic	$ (14.4)	$ 148.9
Net loss from discontinued operations attributable to common stock, basic	(17.1)	(9.9)
Net (loss) income attributable to common stock and participating preferred stockholders, basic	(31.5)	139.0
Effect of assumed shares under treasury stock method for stock options and restricted shares and if-converted method for convertible instruments	0.0	(3.3)
Net income (loss) from continuing operations attributable to common stock, diluted	(14.4)	145.6
Net loss from discontinued operations attributable to common stock, diluted	(17.1)	(9.9)
Net income (loss) attributable to common stock and participating preferred stockholders, diluted	$ (31.5)	$ 135.7
Denominator for basic and dilutive earnings per share
Weighted-average Common stock outstanding (in shares)	44.8	44.3
Effect of assumed shares under treasury stock method for stock options and restricted shares and if-converted method for convertible instruments (in shares)	0.0	2.5
Weighted average common shares outstanding - diluted (in shares)	44.8	46.8
Net (loss) income attributable to participating security holders - basic (in dollars per share)	$ (0.32)	$ 3.36
Net (loss) income attributable to participating security holders - diluted (in dollars per share)	(0.32)	3.11
Basic (in shares)	(0.38)	(0.22)
Diluted (in shares)	$ (0.38)	$ (0.21)